National Collegiate Student Loan Trust 2007-3

Closing Date: September 20, 2007
Monthly Distribution Report

Collection Period	05/01/08	to	05/31/08
Monthly Distribution Date	06/25/08
Volume 8

I	Asset and Liability Summary

A.		Student Loan Portfolio					04/30/08		Change		05/31/08
	1	Student Loan Principal					$1,025,497,017.09		$(2,026,798.75)		$1,023,470,218.34
	2	Student Loan Accrued Interest					$19,778,386.39		$5,867,674.40		$25,646,060.79
	3	Pool Balance					$1,045,275,403.48		$3,840,875.65		$1,049,116,279.13

	4	Unprocessed claims by TERI (a)					$(1,017,689.29)		$(189,547.25)		$(1,207,236.54)
	5	Adjusted Pool Balance					$1,044,257,714.19		$3,651,328.40		$1,047,909,042.59

	6	Weighted Average Coupon (WAC)					8.38%		-0.33%		8.05%
	7	Weighted Average Maturity (WAM)					261.6 Months		-1.2 Months		260.4 Months
	8	Number of Loans					70,087		-143		69,944
	9	Number of Borrowers					67,907		-136		67,771

	(a)	Reflects the aggregate principal balance of defaulted loans subject to a TERI guarantee where a claim has been submitted to TERI but not processed due to
		TERI's Chapter 11 filing on April 7, 2008. (See Sections VIII.C and IX.9) The Trust's claim to these amounts is secured by the TERI Pledge Fund.

B.		Trust Accounts and TERI Pledge Fund (at market value)					04/30/08		Change		05/31/08
	1	Future Distribution Account					$2,138,591.20		$216,404.40		$2,354,995.60
	2	Collection Account + Collections Receivable					$3,594,592.04		$(307,819.73)		$3,286,772.31
	3	Reserve Account					$288,965,378.11		$(10,694,737.34)		$278,270,640.77
	4	Total Trust Accounts					$294,698,561.35		$(10,786,152.67)		$283,912,408.68

	5	TERI Pledge Fund					$68,946,225.81		$(55,630.16)		$68,890,595.65

	6	Total Trust Accounts + TERI Pledge Fund					$363,644,787.16		$(10,841,782.83)		$352,803,004.33

	7	Pool Balance (Unadjusted) + Trust Accounts					$1,339,973,964.83		$(6,945,277.02)		$1,333,028,687.81

	8	Pool Balance (Unadjusted) + Trust Accounts + TERI Pledge Fund					$1,408,920,190.64		$(7,000,907.18)		$1,401,919,283.46

	9	Reserve Account Balance:
		Reserve Account Balance after the 05/27/08 Monthly Distribution Date was $278,100,000.00.
		Reserve Account Balance after the 06/25/08 Monthly Distribution Date will be $267,300,000.00.

	10	Future Distribution Account Balance after the 06/25/08 Monthly Distribution Date will be $2,647,974.74.

C.		Securities	Cusip	Index	Spread	Initial Debt Issued	04/30/08	Change	05/31/08	Change	06/25/08	% of Securities
	1	Class A-1 L	63544BAA4	1M LIBOR	0.520%	$150,000,000.00	$109,414,077.30	$(7,787,298.29)	$101,626,779.01	$(8,371,219.98)	$93,255,559.03	6.63%
	2	Class A-2-AR-1	63544DAA0	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.69%
	3	Class A-2-AR-2	63544DAB8	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.69%
	4	Class A-2-AR-3	63544DAC6	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.69%
	5	Class A-2-AR-4	63544DAD4	Auction Rate	NA	$31,400,000.00	$31,400,000.00	$-	$31,400,000.00	$-	$31,400,000.00	2.23%
	6	Class A-3-L	63544BAB2	1M LIBOR	0.850%	$550,000,000.00	$550,000,000.00	$-	$550,000,000.00	$-	$550,000,000.00	39.08%
	7	Class A-3-AR-1	63544DAE2	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.80%
	8	Class A-3-AR-2	63544DAF9	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.80%
	9	Class A-3-AR-3	63544DAG7	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.80%
	10	Class A-3-AR-4	63544DAH5	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.80%
	11	Class A-3-AR-5	63544DAJ1	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.80%
	12	Class A-3-AR-6	63544DAK8	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.80%
	13	Class A-3-AR-7	63544DAL6	Auction Rate	NA	$45,000,000.00	$45,000,000.00	$-	$45,000,000.00	$-	$45,000,000.00	3.20%
	14	Class A-IO	63544BAC0	Fixed	5.5864%	(a)	(a)	$-	(a)	$-	(a)	0.00%
	15	Total Securities				$1,464,000,000.00	$ 1,423,414,077.30	$(7,787,298.29)	$1,415,626,779.01	$(8,371,219.98)	$1,407,255,559.03	100.00%
	(a)
The initial notional amount equals $309,855,000 however the notional amount, in effect through final maturity date of 10/25/2012, is equal to the lesser of $309,855,000 or the principal amount of Class A-3 Notes.

National Collegiate Student Loan Trust 2007-3

II	Transactions and Accruals		From 05/01/08 to 5/31/08

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received	$(2,141,005.11)
	2	Principal Claims from Guarantor	$-
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(236,098.57)
	6	Total Principal Collections	$(2,377,103.68)

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest	$344,416.95
	2	Realized Losses	$-
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments	$5,887.98
	6	Total Non-Cash Principal Activity	$350,304.93

C.		Total Student Loan Principal Activity (II.A.6 + II.B.6)	$(2,026,798.75)

D.		Student Loan Cash Interest Activity
	1	Interest Payments Received	$(766,415.39)
	2	Interest Claims from Guarantor	$-
	3	Repurchased Interest	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(2,728.28)
	6	Total Interest Collections	$(769,143.67)

E.		Student Loan Non-Cash Interest Activity
	1	Interest Accruals	$6,981,465.61
	2	Capitalized Interest	$(344,416.95)
	3	Realized Losses	$-
	4	Repurchased Interest	$-
	5	Other Adjustments	$(230.59)
	6	Total Non-Cash Interest Activity	$6,636,818.07

F.		Total Student Loan Interest Activity (II.D.6 + II.E.6)	$5,867,674.40

G.		Student Loan Late Fees Activity
	1	Cash Late Fees	$(1,142.21)
	2	Non-Cash Late Fees	$2,049.38
	3	Net Late Fees Activity (II.G.1 + II.G.2)	$907.17

III	Prepayment Data	12/31/07

Prepayment Rate (1)		2.62%

	(1) Prepayment rate will be updated in the July and January Monthly Distribution Reports for the 6-month periods ending
	June and December, respectively.

National Collegiate Student Loan Trust 2007-3

IV	Collection Account Activity						From 05/01/08 to 05/31/08

A.		Collection Account
	1	Collections by Servicers						$3,146,247.35
	2	Claim Payments from Guarantor						$-
	3	Liquidation Proceeds and Recoveries						$-
	4	Sale Proceeds						$-
	5	Investment Earnings on Trust Accounts (Collection and Reserve Accounts) [1]						$619,685.75
	6	Excess of Required Reserve Amount Balance						$10,800,000.00
	7	Other Receipts (Late Fees and Other)						$1,142.21
	8	Prior Month Allocations and Adjustments						$738,497.32
	9	Advances or Reimbursements						$-
	10	Amount in the Future Distribution Account						$2,354,995.60
	11	Opening Balance and Post Sale Settlement						$-
	12	Total Available Funds						$17,660,568.23
	[1]	Includes GIC interest from 5/23/08-6/23/08

B.		Allocations through 05/31/08 with Payments and Distributions for 06/25/08		Total Available		Remaining		Reserve Transfer
				Funds		Funds
				$17,660,568.23		17,660,568.23
	1	Payment of Trustee, Servicers, Note Insurer, Administrators, Paying Agent Fees,	$
		Broker Dealer, Auction Agent Fees & Expenses:
		(a) Payment of Trustee Fees & Expenses		$-		17,660,568.23		-
		(b) Payment of Servicing Fees & Expenses		$130,950.61		17,529,617.62		-
		(c) Payment of Ambac for Note Insurance Premium		$296,495.16		17,233,122.46		-
		(d) Payment of Administration Fees & Expenses		$48,858.96		17,184,263.50		-
		(e) Payment of Irish Paying Agent Fees & Expenses		$-		17,184,263.50		-
		(f) Payment of Back-up Administration Fees & Expenses		$1,000.00		17,183,263.50		-
		(g) Payment of Broker Dealer Fees & Expenses		$140,680.50		17,042,583.00		-
		(h) Payment of Auction Agent Fees & Expenses		$-		17,042,583.00		-
	2	Allocation of Servicer Fees & Expenses		$130,950.61		16,911,632.39		-
	3	Allocation to Future Distribution Account, to cover 1 month's expected Broker-Dealer Fees	$
		and Auction Agent Fees		$126,719.40		16,784,912.99		-
	4	Payments to TERI Pledge Fund, additional Guaranty Fees		$1,111.54		16,783,801.45		-
	5	Payment of Interest Distribution Amount to Class A Securities:
		(a) Class A-1-L		$238,434.77		$16,545,366.68		$-
		(b) Class A-2-AR-1		$361,168.03		$16,184,198.65		$-
		(c) Class A-2-AR-2		$361,168.03		$15,823,030.62		$-
		(d) Class A-2-AR-3		$361,168.03		$15,461,862.59		$-
		(e) Class A-2-AR-4		$120,389.34		$15,341,473.25		$-
		(f) Class A-3-L		$1,436,607.64		$13,904,865.61		$-
		(g) Class A-3-AR-1		$206,994.39		$13,697,871.22		$-
		(h) Class A-3-AR-2		$258,798.77		$13,439,072.45		$-
		(i) Class A-3-AR-3		$206,994.39		$13,232,078.06		$-
		(j) Class A-3-AR-4		$258,798.77		$12,973,279.29		$-
		(k) Class A-3-AR-5		$206,994.39		$12,766,284.90		$-
		(l) Class A-3-AR-6		$258,798.77		$12,507,486.13		$-
		(m) Class A-3-AR-7		$172,532.50		$12,334,953.63		$-
		(n) Class A-IO		$1,442,478.31		$10,892,475.32		$-
	6	Allocation to Future Distribution Account, to cover 1 month's expected interest on Auction Rate Notes		$2,521,255.34		$8,371,219.98		$-
	7	Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance		$-		$8,371,219.98		$-
	8	Payment to TERI, to Purchase Rehabilitated Loans		$-		$8,371,219.98		$-
	9	Payment to Ambac for any amounts due to Reimbursement Agreement		$-		$8,371,219.98		$-
	10	Payment of Principal Distribution:[1]	$		$		$
		(a) Class A-1-L		$8,371,219.98		$-		$-
		(b) Class A-2-AR-1		$-		$-		$-
		(c) Class A-2-AR-2		$-		$-		$-
		(d) Class A-2-AR-3		$-		$-		$-
		(e) Class A-2-AR-4		$-		$-		$-
		(f) Class A-3-L		$-		$-		$-
		(g) Class A-3-AR-1		$-		$-		$-
		(h) Class A-3-AR-2		$-		$-		$-
		(i) Class A-3-AR-3		$-		$-		$-
		(j) Class A-3-AR-4		$-		$-		$-
		(k) Class A-3-AR-5		$-		$-		$-
		(l) Class A-3-AR-6		$-		$-		$-
		(m) Class A-3-AR-7		$-		$-		$-
	11	Payment of Ambac for Indemnity payments and any other amounts due to the Reimbursement Agreement		$-		$-		$-
	12	Payment of the following:		$-		$-		$-
		(a) Unreimbursed Advances to First Marblehead Corporation		$-		$-		$-
		(b) Payment of Indenture Trustee Fees & Expenses, in excess of maximum amounts specified		$-		$-		$-
		(c) Payment of Irish Paying Agent Fees & Expenses, in excess of maximum amounts specified		$-		$-		$-
		(d) Payment of Owner Trustee Fees & Expenses, in excess of maximum amounts specified		$-		$-		$-
		(e) Payment of Back-up Administration Fees & Expenses, in excess of maximum amounts specified		$-		$-		$-
		(f) Payment of Indemnities, Fees & Expenses of the Servicers		$-		$-		$-
		(g) Note Insurance Premium and Expenses		$-		$-		$-
		(h) Payment of Administration Fees & Expenses allocated to the Notes		$-		$-		$-
		(i) Auction Agent and Broker-Dealer Fees and Expenses		$-		$-		$-
	13	Remaining Amounts of Principal, if a Turbo Trigger is in effect		$-		$-		$-
	14	Payment of any remaining Interest Carryover Shortfall to Class A Noteholders		$-		$-		$-
	15	Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid		$-		$-		$-
	16	Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts		$-		$-		$-
		[1] Auction Rate Notes must be paid in denominations of $25,000

National Collegiate Student Loan Trust 2007-3

		04/30/08	05/31/08	05/31/08
With
V	Parity Calculation			Unsecured Claims (b)

	Parity ((Pool Balance + Trust Accounts) / Securities) (a)	94.14%	94.17%	94.17%
(a)	Parity ratio calculations include all Securities.
(b)	Parity ratio calculation includes the amount of unsecured claims (claims in process in excess of the amount in the TERI Pledge Fund (Section VIII.E)).

VI	Portfolio Characteristics by Payment Status

	WAC		# of Loans		%		Principal Amount		%

Payment Status	04/30/08	05/31/08	04/30/08	05/31/08	04/30/08	05/31/08	04/30/08	05/31/08	04/30/08	05/31/08
Interim (1)
In School	8.43%	8.07%	59,376	58,711	84.72%	83.94%	$888,876,225.83	$879,632,076.25	86.68%	85.95%
Total Interim			59,376	58,711	84.72%	83.94%	$888,876,225.83	$879,632,076.25	86.68%	85.95%
Repayment
Active
Current	8.04%	7.78%	9,388	9,558	13.39%	13.67%	$118,144,914.16	$119,450,379.21	11.52%	11.67%
31-60 Days Delinquent	8.84%	8.68%	287	408	0.41%	0.58%	$3,823,913.26	$5,686,805.47	0.37%	0.56%
61-90 Days Delinquent	9.20%	8.70%	142	194	0.20%	0.28%	$1,803,074.15	$2,736,034.93	0.18%	0.27%
91-120 Days Delinquent	8.68%	9.04%	47	62	0.07%	0.09%	$632,394.25	$807,356.56	0.06%	0.08%
121-150 Days Delinquent	8.66%	8.66%	37	44	0.05%	0.06%	$450,967.07	$603,432.37	0.04%	0.06%
151-180 Days Delinquent	8.62%	8.48%	26	39	0.04%	0.06%	$349,993.47	$472,407.64	0.03%	0.05%
> 180 Days Delinquent	9.66%	9.00%	56	77	0.08%	0.11%	$784,212.37	$1,026,026.59	0.08%	0.10%

Forbearance	8.17%	8.10%	728	851	1.04%	1.22%	$10,631,322.53	$13,055,699.32	1.04%	1.28%
Total Repayment			10,711	11,233	15.28%	16.06%	$136,620,791.26	$143,838,142.09	13.32%	14.05%

Grand Total			70,087	69,944	100.00%	100.00%	$1,025,497,017.09	$1,023,470,218.34	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

VII	Portfolio Characteristics by Borrower Type and Program Type

		04/30/08		05/31/08
Borrower Type		Principal Amount	%	Principal Amount	%

1	Creditworthy Cosigned Loans	$858,864,016.71	83.75%	$857,366,781.79	83.77%
2	Creditworthy Non-Cosigned Loans	$156,915,399.93	15.30%	$156,401,357.44	15.28%
3	Creditready Loans	$9,717,600.45	0.95%	$9,702,079.11	0.95%

Total		$1,025,497,017.09	100.00%	$1,023,470,218.34	100.00%

		04/30/08		05/31/08
Program Type		Principal Amount	%	Principal Amount	%

1	Continuing Education	$31,247,090.43	3.05%	$31,121,186.70	3.04%
2	Graduate	$96,018,306.89	9.36%	$95,802,015.01	9.36%
3	K-12	$11,312,489.89	1.10%	$11,210,941.11	1.10%
4	Medical	$10,092,393.56	0.98%	$10,086,952.04	0.99%
5	Undergraduate	$876,826,736.32	85.50%	$875,249,123.48	85.52%
6	Consolidation, Parent, Other	$-	0.00%	$-	0.00%

Total		$1,025,497,017.09	100.00%	$1,023,470,218.34	100.00%

National Collegiate Student Loan Trust 2007-3

VIII	Default Information, TERI Claims, Net Losses and Related Information

		04/30/08	05/31/08
TERI Claims, Net Losses		Principal Amount	Principal Amount
A.	Cumulative Net Claims Filed to TERI (1)	$1,452,026.93	$1,641,574.18

B.	Cumulative Claim Payments Made	$434,337.64	$434,337.64

C.	Claims in Process	$1,017,689.29	$1,207,236.54

D.	Coverage from TERI Pledge Fund (Section I.B.5 and IX.9)	$(1,017,689.29)	$(1,207,236.54)

E.	Unsecured Claims (claims in process in excess of the amount in the TERI Pledge Fund)	$-	$-

F.	Cumulative Liquidation Proceeds and Recoveries	$-	$-

G.	Cumulative Net Loss	$-	$-

Default Rates
H.	Cumulative Default Rate as a percentage of Loans in Repayment (2)	0.91%	0.97%

I.	Cumulative Default Rate as a percentage of Financed Student Loans at Closing Date (3)	0.15%	0.17%

Related Information
J.	Has a Material Change to Charge-Off Method Occurred?	No	No

K.	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

L.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction	No	No
	Covenants Occurred?

(1)	Cumulative Principal Balance of Student Loans subject to a TERI guaranty event as of the last day of the Collection Period, less cumulative claims
	cancelled and returned to non-default status.
(2)	Section VIII.A divided by the Principal Balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A divided by the Principal Balance of Financed Student Loans as of Closing Date - $991,179,649.06

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No
2	Has Prepayment Penalty occurred on Class A-IO Notes? No
3	Has a Required Reserve Amount Balance date occurred? Yes
4	Has the Stepdown Date of November 25, 2011 occurred (On or after Stepdown Date, Principal Distribution method will change)? No.
5
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the Cutoff date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
6	Has an Event of Default occurred? No
7	Has Parity Ratio reached its release point of 103%? No
8	Has Trust exceeded annual fees or expense cap to Service Providers? No

9
On April 7, 2008 TERI filed a voluntary petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court for the District of Massachusetts.  On April 10, 2008 and

May 2, 2008, the Bankruptcy Court issued interim orders prohibiting TERI from withdrawing any amounts from segregated accounts until further order by the Bankruptcy Court.  As a result, TERI is not authorized to access the TERI Pledge Fund to pay claims or for any other reason until further order of the Bankruptcy Court.  On June 20, 2008, the Bankruptcy Court is scheduled to consider a motion that would generally permit TERI to purchase defaulted loans using current funds in the TERI Pledge Fund. The motion would not authorize TERI to purchase any defaulted loans using its general operating accounts.
(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.

National Collegiate Student Loan Trust 2007-3

Auction Rate Securities Paid

Class	Payment Date	Notes Held	Value Per Note	Balance	Interest Rate	Start Date	End Date	No. of Days	Interest Payment	Broker/Dealer Fee
Class A-2 - AR-1	05/28/08	3,768	$25,000	$94,200,000.00	3.930%	05/21/08	05/27/08	7	$71,984.50	$3,663.33
Class A-2 - AR-1	06/04/08	3,768	$25,000	$94,200,000.00	3.879%	05/28/08	06/03/08	7	$71,050.35	$3,663.33
Class A-2 - AR-1	06/11/08	3,768	$25,000	$94,200,000.00	3.951%	06/04/08	06/10/08	7	$72,369.15	$3,663.33
Class A-2 - AR-1	06/18/08	3,768	$25,000	$94,200,000.00	3.975%	06/11/08	06/17/08	7	$72,808.75	$3,663.33
Class A-2 - AR-1	06/25/08	3,768	$25,000	$94,200,000.00	3.983%	06/18/08	06/24/08	7	$72,955.28	$3,663.33
								Total	$361,168.03	$18,316.65

Class A-2 - AR-2	05/28/08	3,768	$25,000	$94,200,000.00	3.930%	05/21/08	05/27/08	7	$71,984.50	$3,663.33
Class A-2 - AR-2	06/04/08	3,768	$25,000	$94,200,000.00	3.879%	05/28/08	06/03/08	7	$71,050.35	$3,663.33
Class A-2 - AR-2	06/11/08	3,768	$25,000	$94,200,000.00	3.951%	06/04/08	06/10/08	7	$72,369.15	$3,663.33
Class A-2 - AR-2	06/18/08	3,768	$25,000	$94,200,000.00	3.975%	06/11/08	06/17/08	7	$72,808.75	$3,663.33
Class A-2 - AR-2	06/25/08	3,768	$25,000	$94,200,000.00	3.983%	06/18/08	06/24/08	7	$72,955.28	$3,663.33
								Total	$361,168.03	$18,316.65

Class A-2 - AR-3	05/28/08	3,768	$25,000	$94,200,000.00	3.930%	05/21/08	05/27/08	7	$71,984.50	$3,663.33
Class A-2 - AR-3	06/04/08	3,768	$25,000	$94,200,000.00	3.879%	05/28/08	06/03/08	7	$71,050.35	$3,663.33
Class A-2 - AR-3	06/11/08	3,768	$25,000	$94,200,000.00	3.951%	06/04/08	06/10/08	7	$72,369.15	$3,663.33
Class A-2 - AR-3	06/18/08	3,768	$25,000	$94,200,000.00	3.975%	06/11/08	06/17/08	7	$72,808.75	$3,663.33
Class A-2 - AR-3	06/25/08	3,768	$25,000	$94,200,000.00	3.983%	06/18/08	06/24/08	7	$72,955.28	$3,663.33
								Total	$361,168.03	$18,316.65

Class A-2 - AR-4	05/28/08	1,256	$25,000	$31,400,000.00	3.930%	05/21/08	05/27/08	7	$23,994.83	$1,221.11
Class A-2 - AR-4	06/04/08	1,256	$25,000	$31,400,000.00	3.879%	05/28/08	06/03/08	7	$23,683.45	$1,221.11
Class A-2 - AR-4	06/11/08	1,256	$25,000	$31,400,000.00	3.951%	06/04/08	06/10/08	7	$24,123.05	$1,221.11
Class A-2 - AR-4	06/18/08	1,256	$25,000	$31,400,000.00	3.975%	06/11/08	06/17/08	7	$24,269.58	$1,221.11
Class A-2 - AR-4	06/25/08	1,256	$25,000	$31,400,000.00	3.983%	06/18/08	06/24/08	7	$24,318.43	$1,221.11
								Total	$120,389.34	$6,105.55

Class A-3 - AR-1	05/30/08	2,700	$25,000	$67,500,000.00	3.893%	05/23/08	05/29/08	7	$51,095.63	$2,625.00
Class A-3 - AR-1	06/06/08	2,700	$25,000	$67,500,000.00	3.959%	05/30/08	06/05/08	7	$51,961.88	$2,625.00
Class A-3 - AR-1	06/13/08	2,700	$25,000	$67,500,000.00	3.948%	06/06/08	06/12/08	7	$51,817.50	$2,625.00
Class A-3 - AR-1	06/20/08	2,700	$25,000	$67,500,000.00	3.971%	06/13/08	06/19/08	7	$52,119.38	$2,625.00
								Total	$206,994.39	$10,500.00

Class A-3 - AR-2	05/28/08	2,700	$25,000	$67,500,000.00	3.930%	05/21/08	05/27/08	7	$51,581.25	$2,625.00
Class A-3 - AR-2	06/04/08	2,700	$25,000	$67,500,000.00	3.879%	05/28/08	06/03/08	7	$50,911.88	$2,625.00
Class A-3 - AR-2	06/11/08	2,700	$25,000	$67,500,000.00	3.951%	06/04/08	06/10/08	7	$51,856.88	$2,625.00
Class A-3 - AR-2	06/18/08	2,700	$25,000	$67,500,000.00	3.975%	06/11/08	06/17/08	7	$52,171.88	$2,625.00
Class A-3 - AR-2	06/25/08	2,700	$25,000	$67,500,000.00	3.983%	06/18/08	06/24/08	7	$52,276.88	$2,625.00
								Total	$258,798.77	$13,125.00

Class A-3 - AR-3	05/30/08	2,700	$25,000	$67,500,000.00	3.893%	05/23/08	05/29/08	7	$51,095.63	$2,625.00
Class A-3 - AR-3	06/06/08	2,700	$25,000	$67,500,000.00	3.959%	05/30/08	06/05/08	7	$51,961.88	$2,625.00
Class A-3 - AR-3	06/13/08	2,700	$25,000	$67,500,000.00	3.948%	06/06/08	06/12/08	7	$51,817.50	$2,625.00
Class A-3 - AR-3	06/20/08	2,700	$25,000	$67,500,000.00	3.971%	06/13/08	06/19/08	7	$52,119.38	$2,625.00
								Total	$206,994.39	$10,500.00

Class A-3 - AR-4	05/28/08	2,700	$25,000	$67,500,000.00	3.930%	05/21/08	05/27/08	7	$51,581.25	$2,625.00
Class A-3 - AR-4	06/04/08	2,700	$25,000	$67,500,000.00	3.879%	05/28/08	06/03/08	7	$50,911.88	$2,625.00
Class A-3 - AR-4	06/11/08	2,700	$25,000	$67,500,000.00	3.951%	06/04/08	06/10/08	7	$51,856.88	$2,625.00
Class A-3 - AR-4	06/18/08	2,700	$25,000	$67,500,000.00	3.975%	06/11/08	06/17/08	7	$52,171.88	$2,625.00
Class A-3 - AR-4	06/25/08	2,700	$25,000	$67,500,000.00	3.983%	06/18/08	06/24/08	7	$52,276.88	$2,625.00
								Total	$258,798.77	$13,125.00

Class A-3 - AR-5	05/30/08	2,700	$25,000	$67,500,000.00	3.893%	05/23/08	05/29/08	7	$51,095.63	$2,625.00
Class A-3 - AR-5	06/06/08	2,700	$25,000	$67,500,000.00	3.959%	05/30/08	06/05/08	7	$51,961.88	$2,625.00
Class A-3 - AR-5	06/13/08	2,700	$25,000	$67,500,000.00	3.948%	06/06/08	06/12/08	7	$51,817.50	$2,625.00
Class A-3 - AR-5	06/20/08	2,700	$25,000	$67,500,000.00	3.971%	06/13/08	06/19/08	7	$52,119.38	$2,625.00
								Total	$206,994.39	$10,500.00

Class A-3 - AR-6	05/28/08	2,700	$25,000	$67,500,000.00	3.930%	05/21/08	05/27/08	7	$51,581.25	$2,625.00
Class A-3 - AR-6	06/04/08	2,700	$25,000	$67,500,000.00	3.879%	05/28/08	06/03/08	7	$50,911.88	$2,625.00
Class A-3 - AR-6	06/11/08	2,700	$25,000	$67,500,000.00	3.951%	06/04/08	06/10/08	7	$51,856.88	$2,625.00
Class A-3 - AR-6	06/18/08	2,700	$25,000	$67,500,000.00	3.975%	06/11/08	06/17/08	7	$52,171.88	$2,625.00
Class A-3 - AR-6	06/25/08	2,700	$25,000	$67,500,000.00	3.983%	06/18/08	06/24/08	7	$52,276.88	$2,625.00
								Total	$258,798.77	$13,125.00

Class A-3 - AR-7	05/28/08	1,800	$25,000	$45,000,000.00	3.930%	05/21/08	05/27/08	7	$34,387.50	$1,750.00
Class A-3 - AR-7	06/04/08	1,800	$25,000	$45,000,000.00	3.879%	05/28/08	06/03/08	7	$33,941.25	$1,750.00
Class A-3 - AR-7	06/11/08	1,800	$25,000	$45,000,000.00	3.951%	06/04/08	06/10/08	7	$34,571.25	$1,750.00
Class A-3 - AR-7	06/18/08	1,800	$25,000	$45,000,000.00	3.975%	06/11/08	06/17/08	7	$34,781.25	$1,750.00
Class A-3 - AR-7	06/25/08	1,800	$25,000	$45,000,000.00	3.983%	06/18/08	06/24/08	7	$34,851.25	$1,750.00
								Total	$172,532.50	$8,750.00